Debt Instruments - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	513,568	573,046
Financial assets at fair value through profit or loss category | Debt instruments
Financial assets
Financial assets	110,975	206,272
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	390,974	355,321	$ 233,463	$ 154,483
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets	$ 11,619	$ 11,453